Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset
Non-capital loss carryforwards	$ 4,586,813	$ 4,685,529	$ 4,661,550
Capital loss carryforwards	8,683,468	8,683,468	5,873,699
Investments	0	0	0
Capital assets	56,437	62,700	62,385
Others	153,513	163,899	160,429
Deferred tax liability
Total:	13,480,231	13,595,596	10,758,062
Valuation allowance	$ (13,480,231)	$ (13,595,596)	$ (10,758,062)